UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22011

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Mary E. Mullin, Esq. Managing Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-231-2608

Date of fiscal year end: 10/31

Date of reporting period: 7/1/17 – 6/30/18

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-22011
Reporting Period: 07/01/2017 - 06/30/2018
Morgan Stanley Emerging Markets Domestic Debt Fund Inc.

=========== Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date August 28, 2018
* Print the name and title of each signing officer under his or her signature.